Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Debt

8.	DEBT

Long-term debt consisted of the following:

Equipment Notes Payable

	March 31, 2019	December 31, 2018
Note payable with monthly payments of $716, including interest at 6.50% per annum through November 2020.	$16,228	$18,707
Note payable with monthly payments of $615.25, including interest at 6.80% per annum through August 2021.	$16,903	$18,383
Note payable with monthly payments of $1,294.50, including interest at 14.72% per annum through March 2023.	$48,103	$50,072
Note payable with monthly payments of $1,063.45, including interest at 5.76% per annum through April 2021.	$16,597	$18,539
Note payable with monthly payments of $946.84 including interest at 6.14% per annum through December 2024.	$-	$54,328
Total:	$97,831	$160,029
Total current portion:	$(32,052)	$(38,991)
Total non-current portion:	$65,779	$121,038

At March 31, 2019, approximate principal payments to be made on these debt obligations are as follows:

Year ending December 31:	Amount
2019 (remaining)	$32,052
2020	28,478
2021	15,117
2022	12,759
2023	9,425
Thereafter	-
$97,831

Convertible Note Payable

On January 2, 2018, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with two of its directors, pursuant to which the Company sold an aggregate principal amount of $400,000 in 12% Convertible Debentures (“Debentures”), convertible into shares of the Company’s common stock at a conversion price of $0.75 per share. The Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the “Maturity Date”). Interest on the Debentures accrues at the rate of 12% per annum, payable monthly in cash, beginning on February 1, 2018 and through the Maturity Date. The Debentures are convertible into common stock at a conversion price of $0.75 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock.

In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

On February 8, 2019, the Debentures were amended to reduce the interest rate to 10% and reduce the conversion price to $0.50 (the “Revised Debentures”), providing the issuance of an additional 266,667 shares upon conversion. In conjunction with these amendments, the convertible note was re-evaluated in accordance with ASC 470-50 - Debt Modifications and Extinguishments (“ASC 470”), and it was determined that the change in terms resulted in a substantial modification to the beneficial conversion feature. As a result, the carrying value of the Debentures at the time of the transaction, along with the related beneficial conversion feature, were derecognized and the Revised Debentures were recorded at present value, resulting in a loss on debt extinguishment of $216,460 and a change of $53,000 from the old beneficial conversion feature to the new. As the holders of the Debentures are related parties to the Company, ASC 470 provides for treatment as a capital contribution, whereby the related extinguishment loss will instead be recorded within the Company’s Additional Paid in Capital balance.

In connection with the Revised Debentures, the Company incurred $2,500 of legal fees and recorded a $160,000 beneficial conversion feature, both of which are recorded as a discount on debt and amortized over the life of the note using the effective interest method, or until the note is converted or repaid.

For the three months ended March 31, 2019, the Company incurred interest expense of $36,095, of which $21,301 related to the amortization of the 2018 Debentures debt discount and $1,626 for the 2019 Debentures debt discount. For the three months ended March 31, 2018, the Company incurred interest expense of $14,215, of which $2,214 related to the amortization of the discount for the 2018 Debentures.

9.	DEBT

Long-term debt consisted of the following:

Equipment Notes Payable

	December 31, 2018	December 31, 2017
Note payable with monthly payments of $716, including interest at 6.50% per annum through November 2020.	$18,707	$-
Note payable with monthly payments of $615.25, including interest at 6.80% per annum through August 2021.	$18,383	-
Note payable with monthly payments of $1,294.50, including interest at 14.72 per annum through March 2023.	$50,072	$-
Note payable with monthly payments of $1,063.45, including interest at 5.76% per annum through April 2021	$18,539	$-
Note payable with monthly payments of $946.84 including interest at 6.14% per annum through December 2024.	$54,328	$-
Total:	$160,029	$-
Total current portion:	$(38,991)	$-
Total non-current portion:	$121,038	$-

Aggregate annual principal payments in the fiscal years subsequent to December 31, 2018, are as follows:

Year ending December 31:	Amount
2019	$49,318
2020	46,567
2021	29,614
2022	22,307
2023	25,653
Thereafter	11,362
Notes payable obligation	184,821
Less amounts representing interest	(24,792)
$160,029

Convertible Note Payable

On January 2, 2018, the Company entered into an agreement with two related parties, who are directors of the Company and issued a 12.0% interest bearing convertible debenture for $400,000 due on January 2, 2020, with conversion features commencing immediately following the date of the note. Payments of interest only were due monthly beginning January 2018. The Debentures are convertible into common stock at a conversion price of $0.75 per share at the discretion of the holder, with special provisions applying to any holder whose conversion would result in the holder beneficially owning more than 4.99% of the Company’s common stock. In connection with this convertible note payable, the Company recorded a $395,000 discount on debt, related to the beneficial conversion feature of the note to be amortized over the life of the note using the effective interest method, or until the note is converted or repaid. The Company incurred $5,000 of legal fees for preparation of the financing documents, which has been reflected as an additional debt discount.

For the year ended December 31, 2018, the Company incurred interest expense of $106,206, of which $29,122 related to the amortization of the discount.

For the year ended December 31, 2017, the Company incurred no interest expense.